Max Berueffy

Senior Associate Counsel

Writer’s Direct Number: (205) 268-3581

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

May 6, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C.  20549

RE:                          Protective Life and Annuity Insurance Company

Variable Annuity Account A of Protective Life

Protective Variable Annuity II B Series NY

Filing Pursuant to Rule 497(j) for

File No. 333-201920; 811-8537

Commissioners:

On behalf of Protective Life and Annuity Insurance Company and Variable Annuity Account A of Protective Life, we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the Prospectus and Statement of Additional Information being used in connection with the offering of the “Protective Variable Annuity II B Series NY”, a variable deferred annuity contract, and otherwise required to be filed under Rule 497(c) does not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 2  for Protective Variable Annuity Separate Account as filed with the Commission on April 29, 2016 via EDGARLINK.

Please do not hesitate to call me at (800) 627-0220 if you have any questions.

Sincerely,

/s/ Max Berueffy

Max Berueffy